Schedule of Deferred Policy Acquisition Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement Analysis of Deferred Policy Acquisition Costs
Balance, beginning of year	$ 132,614	$ 136,377	$ 172,597
Acquisition costs deferred	19,423	17,842	17,685
Amortization charged to income	(13,145)	(11,102)	(12,370)
Effect of unrealized gains and losses	(8,691)	(10,503)	(41,535)
Balance, end of year	$ 130,201	$ 132,614	$ 136,377